SEGMENTS - Summary of Results by Segment (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Net interest income		£ 2,369	£ 2,194
Non-interest income/(expense)		130	64
Net operating income	[1]	2,499	2,258
Operating expenses before credit impairment charges, restructuring and specific provisions	[1]	(1,339)	(1,315)
Credit impairment charges		(277)	(105)
Restructuring and specific provisions	[1]	(366)	(92)
Total credit impairment charges, restructuring and specific provisions		(643)	(197)
Profit before tax		517	746
Revenue/(expense) from external customers		2,499	2,258
Customer loans		235,305		£ 197,367
Customer deposits		220,747		183,602
Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Inter-segment (expense)/revenue		0	0
Retail & Business Banking
Disclosure of operating segments [line items]
Net interest income		1,897	1,757
Non-interest income/(expense)		52	16
Net operating income		1,949	1,773
Operating expenses before credit impairment charges, restructuring and specific provisions		(1,081)	(1,061)
Credit impairment charges		(232)	(78)
Restructuring and specific provisions		(74)	(67)
Total credit impairment charges, restructuring and specific provisions		(306)	(145)
Profit before tax		562	567
Revenue/(expense) from external customers		2,201	2,023
Customer loans		210,825		173,462
Customer deposits		192,567		155,652
Retail & Business Banking | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Inter-segment (expense)/revenue		(252)	(250)
Consumer Finance
Disclosure of operating segments [line items]
Net interest income		67	61
Non-interest income/(expense)		80	97
Net operating income		147	158
Operating expenses before credit impairment charges, restructuring and specific provisions		(78)	(84)
Credit impairment charges		(15)	(10)
Restructuring and specific provisions		(214)	(9)
Total credit impairment charges, restructuring and specific provisions		(229)	(19)
Profit before tax		(160)	55
Revenue/(expense) from external customers		373	387
Customer loans		4,988		4,979
Customer deposits		0		0
Consumer Finance | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Inter-segment (expense)/revenue		(226)	(229)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income		335	330
Non-interest income/(expense)		34	26
Net operating income		369	356
Operating expenses before credit impairment charges, restructuring and specific provisions		(177)	(196)
Credit impairment charges		(30)	(17)
Restructuring and specific provisions		(16)	(17)
Total credit impairment charges, restructuring and specific provisions		(46)	(34)
Profit before tax		146	126
Revenue/(expense) from external customers		281	295
Customer loans		19,492		18,927
Customer deposits		24,848		24,414
Corporate & Commercial Banking | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Inter-segment (expense)/revenue		88	61
Corporate Centre
Disclosure of operating segments [line items]
Net interest income		70	46
Non-interest income/(expense)		(36)	(75)
Net operating income		34	(29)
Operating expenses before credit impairment charges, restructuring and specific provisions		(3)	26
Credit impairment charges		0	0
Restructuring and specific provisions		(62)	1
Total credit impairment charges, restructuring and specific provisions		(62)	1
Profit before tax		(31)	(2)
Revenue/(expense) from external customers		(356)	(447)
Customer loans		0		(1)
Customer deposits		3,332		£ 3,536
Corporate Centre | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Inter-segment (expense)/revenue		£ 390	£ 418

[1]	1 Restated to reflect the change in accounting policy, as set out in Note 1.